Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 3,315	$ 2,732	$ 3,136
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	995	702	655
Pension and other employee benefits	(49)	(51)	(28)
Deferred taxes	(34)	151	(56)
Net gain from sale of property, plant and equipment	(47)	(39)	(15)
Loss (income) from equity-accounted companies	(4)	(3)	2
Other	111	106	(6)
Changes in operating assets and liabilities:
Trade receivables, net	(731)	(407)	256
Inventories, net	(600)	(264)	1,130
Trade payables	213	678	(718)
Billings in excess of sales	150	89	295
Provisions, net	(391)	(69)	(241)
Advances from customers	47	(25)	(316)
Other assets and liabilities, net	637	597	(67)
Net cash provided by operating activities	3,612	4,197	4,027
Investing activities:
Purchases of marketable securities (available-for-sale)	(2,809)	(3,391)	(243)
Purchases of marketable securities (held-to-maturity)		(65)	(918)
Purchases of short-term investments	(142)	(2,165)	(3,824)
Purchases of property, plant and equipment and intangible assets	(1,021)	(840)	(967)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(4,020)	(1,313)	(161)
Proceeds from sales of marketable securities (available-for-sale)	3,717	807	79
Proceeds from maturity of marketable securities (available-for-sale)	483	531	855
Proceeds from maturity of marketable securities (held-to-maturity)		290	730
Proceeds from short-term investments	529	3,276	2,253
Proceeds from sales of property, plant and equipment	57	47	36
Proceeds from sales of businesses and equity-accounted companies (net of cash disposed)	8	83	16
Changes in financing and other non-current receivables, net	(55)	(7)	(28)
Net cash used in investing activities	(3,253)	(2,747)	(2,172)
Financing activities:
Net changes in debt with maturities of 90 days or less	450	52	(59)
Increase in debt	2,580	277	586
Repayment of debt	(2,576)	(497)	(705)
Issuance of shares	105	16	89
Transactions in treasury shares	5	(166)
Dividends paid	(1,569)
Dividends paid in the form of nominal value reduction		(1,112)	(1,027)
Acquisition of noncontrolling interests	(13)	(956)	(48)
Dividends paid to noncontrolling shareholders	(157)	(193)	(193)
Other	(33)	49	8
Net cash used in financing activities	(1,208)	(2,530)	(1,349)
Effects of exchange rate changes on cash and equivalents	(229)	(142)	214
Net change in cash and equivalents-continuing operations	(1,078)	(1,222)	720
Cash and equivalents, beginning of period	5,897	7,119	6,399
Cash and equivalents, end of period	4,819	5,897	7,119
Supplementary disclosure of cash flow information:
Interest paid	165	94	156
Taxes paid	$ 1,305	$ 884	$ 1,090